USD ($)

Fund summary
Goal

Putnam New York Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes as we believe is consistent with preservation of capital.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds.
$ 100,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam New York Tax Exempt Income Fund	Class A		Class B		Class C		Class R6	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam New York Tax Exempt Income Fund	Class A		Class B	Class C	Class R6	Class Y
Management Fees (as a percentage of Assets)	0.43%		0.43%	0.43%	0.43%	0.43%
Distribution and Service (12b-1) Fees	0.25%	[1]	0.85%	1.00%	none	none
Other Expenses (as a percentage of Assets):	0.11%		0.11%	0.11%	0.10%	0.11%
Expenses (as a percentage of Assets)	0.79%		1.39%	1.54%	0.53%	0.54%
[1]	Restated to reflect current fees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam New York Tax Exempt Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	477	642	821	1,339
Class B	642	740	961	1,505	142	440	761	1,505
Class C	257	486	839	1,632	157	486	839	1,632
Class R6	54	170	296	665
Class Y	55	173	302	677

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 29%.

29.00%
Investments, risks, and performance

Investments

We invest mainly in bonds that pay interest that is exempt from federal income tax and New York State and City personal income taxes (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, we invest so that at least 90% of the fund’s income distributions are exempt from federal income tax and New York State and City personal income taxes, except during times of adverse market conditions, when more than 10% of the fund’s income distributions could be subject to these taxes. Such tax-exempt investments in which the fund invests are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal and New York State personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Prospectus          3

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. The fund’s performance will be closely tied to the economic and political conditions in New York State, and can be more volatile than the performance of a more geographically diversified fund. To the extent the fund invests in securities of issuers located outside of New York State, the fund may also be exposed to the risks affecting other states. Interest the fund receives might be taxable.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important to understand that you can lose money by investing in the fund.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.

Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Please remember that past performance is not necessarily an indication of future results.
putnam.com
Annual total returns for class A shares before sales charges
Best calendar quarter
Sep. 30, 2011
3.82%
Worst calendar quarter
Dec. 31, 2016
(3.45%)

Average annual total returns after sales charges (for periods ended 12/31/20)
Average Annual Total Returns - Putnam New York Tax Exempt Income Fund		1 Year	5 Years	10 Years
Class A		(0.15%)	2.59%	3.70%
Class A | After Taxes on Distributions		(0.15%)	2.57%	3.69%
Class A | After Taxes on Distributions and Sales		0.83%	2.60%	3.60%
Class B		(1.62%)	2.43%	3.59%
Class C		2.22%	2.63%	3.32%
Class R6	[1]	4.26%	3.66%	4.35%
Class Y		4.25%	3.66%	4.35%
Bloomberg Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)	[2]	5.21%	3.91%	4.63%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	Source: Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Effective March 1, 2021, Class C shares generally convert to Class A shares eight years after purchase. Prior to March 1, 2021, Class C shares generally converted to Class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.